Schedule of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key Management Personnel Compensation
Short-term employee benefits	$ (658,874)	$ (283,243)	$ (97,033)
Post-employment benefits	(12,130)
Other long-term benefits
Termination benefits
Share-based payments
Key management personnel compensation	$ (671,004)	$ (283,243)	$ (97,033)